Cover	Mar. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	001-40080
Entity Registrant Name	ALPHA CAPITAL ACQUISITION COMPANY
Entity Central Index Key	0001836547
Entity Tax Identification Number	98-1574856
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1230 Avenue of the Americas
Entity Address, Address Line Two	Fl. 16
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	732
Local Phone Number	838-4533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ASPC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ASPCW
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ASPCU